Subsequent Event - Additional information (Detail) (Subsequent Event)	1 Months Ended
Feb. 05, 2013
Subsequent Event
Subsequent Event [Line Items]
Previous floor rate on term loan	1.50%
Floor rate on term loan	1.25%
Previous margin rate on term loan	4.00%
Margin rate on term loan	3.00%
Extended term loan maturity Period	One year to February 2019
First required excess cash payments	2014